Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
34.	Subsequent events

Registered Offerings

On February 2, 2021, the Company issued 100.0 million series A units (the “Series A Units”), each consisting of one common share and one-half series A warrant (collectively, the “Series A Warrants”) to purchase one common share and 33.3 million series B units (the “Series B Units”), each consisting of one pre-funded series B warrant (the “Series B Warrants”) to purchase one common share and one-half Series A Warrant to purchase one common share (collectively, the “January 2021 Units Offering”). Each Series A Unit was sold at a price of US$0.75 per unit and each Series B Unit was sold at a price of US$0.75 per unit, less US$0.0001 per unit. Gross proceeds from this offering were US$100.0 million. The Series A Warrants and Series B Warrants are exercisable immediately and have a term of five years commencing on the date of issuance. The exercise price of the Series A Warrants is US$0.80 per common share and the exercise price of the Series B Warrants is US$0.0001 per common share.

On February 2, 2021, the entire 33.3 million Series B Warrants were exercised resulting in the issuance of 33.3 million common shares.

On February 10, 2021, 3.3 million Series A Warrants were exercised at a weighted average exercise price of US$0.80 per warrant resulting in the issuance of 3.3 million common shares and gross proceeds to the Company of US$2.7 million.

On February 4, 2021, the Company issued 60.5 million additional series A units (the “Additional Series A Units”), each consisting of one common share and one-half additional series A warrant (collectively, the “Additional Series A Warrants”) to purchase one common share and 14.0 million additional series B units (the “Additional Series B Units”), each consisting of one pre-funded additional series B warrant (the “Additional Series B Warrants”) to purchase one common share and one-half Additional Series A Warrant to purchase one common share, (collectively, the “February 2021 Units Offering”). Each Additional Series A Unit was sold at a price of US$1.00 per unit and each Additional Series B Unit was sold at a price of US$1.00 per unit, less US$0.0001 per unit. Gross proceeds from this offering were US$74.5 million. The Additional Series A Warrants and Additional Series B Warrants are exercisable immediately and have a term of five years commencing on the date of issuance. The exercise price of the Additional Series A Warrants is US$1.10 per common share and the exercise price of the Additional Series B Warrants is US$0.0001 per common share.

On February 4, 2021, the entire 14.0 million Additional Series B Warrants were exercised resulting in the issuance of 14.0 million common shares.

On February 10, 2021, 2.3 million Additional Series A Warrants were exercised at a weighted average exercise price of US$1.10 per warrant resulting in the issuance of 2.3 million common shares and gross proceeds to the Company of US$2.5 million.

On February 22, 2021, (i) the remaining 63.3 million Series A Warrants were exercised at a weighted average exercise price of US$0.80 per warrant resulting in the issuance of 63.3 million common shares and gross proceeds to the Company of US$50.7 million and (ii) the remaining 35.0 million Additional Series A Warrants were exercised at a weighted average exercise price of US$1.10 per warrant resulting in the issuance of 35.0 million common shares and gross proceeds to the Company of US$38.5 million. In connection with this exercise, the Company issued 98.3 million new warrants (the “New Warrants”), each entitling the holder to purchase one common share at an exercise price of US$1.50, subject to customary anti-dilution adjustments. The Company has granted the holders rights to have the common shares issuable upon exercise of the New Warrants registered pursuant to a registration statement filed with the SEC. The New Warrants are immediately exercisable and have a term of 42 months from the effective date of the registration statement.

Nasdaq minimum bid requirement

As previously reported, the Company was notified by Nasdaq on May 12, 2020 that the bid price for its common shares was not in compliance with the Nasdaq minimum bid price requirement. At that time, the Company had until December 28, 2020 to regain compliance. On December 11, 2020, the Company announced that it had received approval to transfer the listing of its common shares to the Nasdaq Capital Market. The transfer allows the Company to take advantage of the additional 180 calendar day compliance period offered by the Nasdaq Capital Market, which extended the period that the Company had to regain compliance with Nasdaq’s minimum bid price requirement.

On February 12, 2021, the Company was notified by Nasdaq that the Company had regained compliance with the minimum bid requirement as the bid price for its common shares closed at or above US$1.00 per share for the 10 consecutive business days between February 1, 2021, and February 12, 2021.

Indiva investment

On February 16, 2021, the Company announced a $22 million strategic investment (the “Indiva Investment”) into Indiva Limited (“Indiva”). Indiva is a leading Canadian producer of cannabis edibles. The Indiva Investment closed on February 23, 2021. The Indiva Investment was completed in the form of a brokered private placement of 25 million common shares of Indiva at a price of $0.44 per common share, to raise gross proceeds of $11 million, and a non-revolving term loan to Indiva in the principal amount of $11 million.

Strategic capital partnership

On March 15, 2021, the Company and SAF Opportunities LP, a member of the SAF Group (“SAF”) announced they had entered into an agreement to form a 50/50 joint venture (the “Joint Venture”) through a new corporation, SunStream Bancorp Inc. (“SunStream”).

The Joint Venture will leverage a strategic financial and operational partnership to generate asymmetrically enhanced risk-return opportunities in the cannabis industry to provide exposure to a portfolio of attractive debt, equity and hybrid investments. The Joint Venture will focus on cannabis-related verticals, seeking both Canadian and international opportunities and investments. The Joint Venture’s first mandate is the formation of a special opportunities fund with commitments from third party limited partners alongside an initial commitment from Sundial of $100 million. The Joint Venture expects to pursue additional potential mandates, including a Canadian SPAC and other investments.